Organization and Description of Business	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Organization and Description of Business
Organization and Description of Business
1.	Organization and Description of Business

Zura Bio Limited, a Cayman Islands exempted company, formerly known as JATT Acquisition Corp (“JATT”), together with its subsidiaries (collectively, the “Company” or “Zura” or “Zura Bio”), is a clinical-stage biotechnology company advancing immunology assets into Phase 2 development programs, including ZB-168, a fully anti-IL7Ra monoclonal antibody, which it has licensed from Pfizer, Inc. (“Pfizer”), as well as torudokimab (ZB-880), a high affinity monoclonal antibody, and tibulizumab (ZB-106), a bispecific antibody relating to IL-17 and BAFF, which it has licensed from Eli Lilly and Company (“Lilly”). The Company’s accounting predecessor, Zura Bio Limited (herein referred to as “Legacy Zura”), was formed in the United Kingdom (“UK”) on January 18, 2022 (“Inception”).

Business Combination

On March 20, 2023 (the “Closing Date”), the Company consummated the previously announced business combination (the “Business Combination”), pursuant to the terms of a business combination agreement (the “Business Combination Agreement”), dated as of June 16, 2022 (as amended on September 20, 2022, November 14, 2022, and January 13, 2023), by and among JATT, JATT Merger Sub, JATT Merger Sub 2, Zura Bio Holdings Ltd. (“Holdco”), and Legacy Zura. Pursuant to the Business Combination Agreement, (a) before the closing of the Business Combination, Holdco was established as a new holding company of Legacy Zura and became a party to the Business Combination Agreement; and (b) on the Closing, in sequential order: (i) Merger Sub merged with and into Holdco, with Holdco continuing as the surviving company and a wholly owned subsidiary of JATT; (ii) immediately following the Merger, Holdco merged with and into Merger Sub 2, with Merger Sub 2 continuing as the surviving company and a wholly owned subsidiary of JATT; and (iii) JATT changed its name to “Zura Bio Limited”.

The Business Combination has been accounted for as a reverse recapitalization, with Legacy Zura being the accounting acquirer and JATT as the acquired company for accounting purposes. Accordingly, all historical financial information presented in the unaudited condensed consolidated financial statements represent the accounts of Legacy Zura. The shares and net loss per share attributable to ordinary shareholders of Legacy Zura prior to the Closing Date have been retroactively restated as shares reflecting the exchange ratio established in the Business Combination Agreement.

Prior to the Business Combination, JATT’s public shares, public warrants, and public units were listed on the New York Stock Exchange (“NYSE”) under the symbols “JATT,” “JATT.WS,” and “JATT.U,” respectively. On March 20, 2023, the Company’s Class A ordinary shares (“Class A Ordinary Shares”) and public warrants began trading on the Nasdaq under the symbols “ZURA” and “ZURAW,” respectively.

Emerging Growth Company Status

The Company is an emerging growth company, as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, emerging growth companies can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies. The Company has elected to use the extended transition period for complying with new or revised accounting standards, and as a result of this election, the consolidated financial statements may not be comparable to companies that comply with public company Financial Accounting Standards Board (“FASB”) standards’ effective dates. The Company may take advantage of these exemptions up until the last day of the fiscal year following the fifth anniversary of an offering or such earlier time that it is no longer an emerging growth company. The Company expects to no longer be an emerging growth company effective December 31, 2026.

1.	Organization and Description of Business

Zura Bio Limited, a Cayman Islands exempted company, formerly known as JATT Acquisition Corp (“JATT”), together with its subsidiaries (collectively, the “Company” or “Zura” or “Zura Bio”), is a clinical-stage biotechnology company advancing immunology assets into Phase 2 development programs, including ZB-168, a fully anti-IL7Ra monoclonal antibody, which it has licensed from Pfizer, Inc. (“Pfizer”), as well as torudokimab, a high affinity monoclonal antibody, and ZB-106, a bispecific antibody relating to IL-17 and BAFF, which it has licensed from Eli Lilly and Company (“Lilly”). The Company’s accounting predecessor, Zura Bio Limited (herein referred to as “Legacy Zura”), was formed in the United Kingdom (“UK”) on January 18, 2022 (“Inception”).

Business Combination

On March 20, 2023 (the “Closing Date”), the Company consummated the previously announced business combination (the “Business Combination”), pursuant to the terms of a business combination agreement (the “Business Combination Agreement”), dated as of June 16, 2022 (as amended on September 20, 2022, November 14, 2022, and January 13, 2023), by and among JATT, JATT Merger Sub, JATT Merger Sub 2, Zura Bio Holdings Ltd. (“Holdco”), and Legacy Zura. Pursuant to the Business Combination Agreement, (a) before the closing of the Business Combination, Holdco was established as a new holding company of Legacy Zura and became a party to the Business Combination Agreement; and (b) on the Closing, in sequential order: (i) Merger Sub merged with and into Holdco, with Holdco continuing as the surviving company and a wholly owned subsidiary of JATT; (ii) immediately following the Merger, Holdco merged with and into Merger Sub 2, with Merger Sub 2 continuing as the surviving company and a wholly owned subsidiary of JATT; and (iii) JATT changed its name to “Zura Bio Limited”.

The Business Combination has been accounted for as a reverse recapitalization, with Legacy Zura being the accounting acquirer and JATT as the acquired company for accounting purposes. Accordingly, all historical financial information presented in the consolidated financial statements represent the accounts of Legacy Zura. The shares and net loss per share attributable to ordinary shareholders of Legacy Zura prior to the Closing Date have been retroactively restated as shares reflecting the exchange ratio established in the Business Combination Agreement.

Prior to the Business Combination, JATT’s public shares, public warrants, and public units were listed on the New York Stock Exchange (“NYSE”) under the symbols “JATT,” “JATT.WS,” and “JATT.U,” respectively. On March 20, 2023, the Company’s Class A ordinary shares (“Class A Ordinary Shares”) and public warrants began trading on the Nasdaq under the symbols “ZURA” and “ZURAW,” respectively. See Note 3, Recapitalization, for additional details.

Emerging Growth Company Status

The Company is an emerging growth company, as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, emerging growth companies can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies. The Company has elected to use the extended transition period for complying with new or revised accounting standards, and as a result of this election, the consolidated financial statements may not be comparable to companies that comply with public company Financial Accounting Standards Board (“FASB”) standards’ effective dates. The Company may take advantage of these exemptions up until the last day of the fiscal year following the fifth anniversary of an offering or such earlier time that it is no longer an emerging growth company. The Company expects to no longer be an emerging growth company effective December 31, 2026.

Change in Fiscal Year End

On November 18, 2022, the Board of Directors approved a change in the Company’s fiscal year end from March 31 to December 31. The Company’s 2022 fiscal year began at the Company’s inception on January 18, 2022, and ended on December 31, 2022.

The change in fiscal year end also applies retrospectively to all previously issued financial statements for the periods ended March 31, 2022, June 30, 2022, and September 30, 2022.

Liquidity

The Company has incurred operating losses since inception and expects to continue to incur significant operating losses for the foreseeable future and may never become profitable. The Company has an accumulated deficit of $103.5 and $32.1 million as of December 31, 2023 and 2022, respectively, and a net loss of $60.4 million and $25.7 million for the year ended December 31, 2023 and the period ended December 31, 2022, respectively. The Company’s existing sources of liquidity as of December 31, 2023 includes $99.8 million in cash and cash equivalents.

Prior to the Business Combination, the Company historically funded operations primarily with issuances of convertible preferred shares and a promissory note. Upon the closing of the Business Combination, the Company received $56.7 million in net cash proceeds. Additionally, the Company received $75.8 million in net cash proceeds in connection with the April 2023 Private Placement. The Company’s cash requirements include, but are not limited to, clinical development, product manufacturing costs and working capital requirements. The Company expects such operating losses and negative cash flows from operations will continue but has sufficient liquidity to fund its operations over the next twelve months.